Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Income Taxes [Line Items]
Income tax expenses for continuing operation	$ (33)
Net operating loss carry forwards expiration starting date	Dec. 31, 2014
Net operating loss carry forwards expiration ending year	2018
Tiger Yaoyang [Member]
Schedule Of Income Taxes [Line Items]
Pretax loss incurred	148
Foreign Tax Authority [Member]
Schedule Of Income Taxes [Line Items]
Effective Income Tax Rate	16.50%
Peoples' Republic of China [Member]
Schedule Of Income Taxes [Line Items]
Effective Income Tax Rate	25.00%
Withholding tax imposed	10.00%
Income tax expenses for continuing operation	33	0	0
Unrecognized Tax Benefits	0	0	0
Interest and penalties related to unrecognized tax benefits were accrued	$ 0	$ 0